Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Parties Activity

For the year ended December 31, 2016 and 2015, due from/(to) related parties activity consisted of the following:

	Foundation	CEO	CFO	Total
Balance due from (to) related parties at December 31, 2014	$(46,100)	$-	$-	$(46,100)
Working capital advances received	(48,350)	(7,500)	(4,600)	(60,450)
Repayments made	97,650	13,400	13,300	124,350
Balance due from (to) related parties at December 31, 2015	3,200	5,900	8,700	17,800
Working capital advances made	5,094	-	3,795	8,889
Working capital advances received	-	(55,500)	-	(55,500)
Repayments made	-	50,500	-	50,500
Amounts deemed uncollectible and expensed	(2,244)	-	-	(2,244)
Repayments received	(6,050)	(5,900)	(12,495)	(24,445)
Balance due from (to) related parties at December 31, 2016	$-	$(5,000)	$-	$(5,000)